Right-of-use assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure Of Right Of Use Assets [Abstract]
Disclosure of detailed information about right-of-use assets [Table Text Block]
	Offices	Printer	Total
Balance at December 31, 2018	$254,159	$13,120	$267,279
Depreciation	(76,248)	(6,559)	(82,807)
Balance at December 31, 2019	$177,911	$6,561	$184,472
Additions	571,604	-	571,604
Termination	(139,787)	-	(139,787)
Depreciation	(92,567)	(3,282)	(95,849)
Balance at September 30, 2020 (as previously reported)	517,161	3,279	520,440
Correction of an error	(192,864)	-	(192,864)
Balance at September 30, 2020 (as adjusted)	$324,297	$3,279	$327,576

	Offices	Printer	Total
Balance at September 30, 2020	324,297	3,279	327,576
Depreciation	(58,083)	(3,279)	(61,362)
Balance at September 30, 2021	$266,214	$-	$266,214
Depreciation	(58,083)	-	(58,083)
Balance at September 30, 2022	$208,131	$-	$208,131

Disclosure of detailed information about consolidated statements of financial position [Table Text Block]
	Previously Reported	Adjustment	Adjusted
Trade and other receivables	$479,291	$1,626	$480,917
Right-of-assets	$520,440	$(192,864)	$327,576
Deposit (non-current)	$22,337	$(2,996)	$19,341
Total assets	$5,507,011	$(194,234)	$5,312,777
Lease obligations (current)	$78,358	$(34,230)	$44,128
Lease obligations (non-current)	$496,394	$(188,485)	$307,909
Total liabilities	$1,650,628	$(222,715)	$1,427,913
Deficit	$(6,102,058)	$28,481	$(6,073,577)

Disclosure of detailed information about consolidated statements of changes in shareholders' equity (deficit) [Table Text Block]
	Previously Reported	Adjustment	Adjusted
Deficit	$(6,102,058)	$28,481	$(6,073,577)
Total shareholders' equity (deficit)	$3,856,383	$28,481	$3,884,864